Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR® Portfolio High Yield Bond ETF

(the “Fund”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, the name of the Fund’s benchmark index has changed.

Accordingly, effective immediately, all references to the name of the Fund’s benchmark index in the

Prospectus are deleted and replaced as follows:

Old Benchmark Index Name	New Benchmark Index Name
ICE BofAML US High Yield Index	ICE BofA US High Yield Index

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Portfolio TIPS ETF
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Portfolio Mortgage Backed Bond ETF
SPDR Portfolio Aggregate Bond ETF
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Portfolio High Yield Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Bloomberg Barclays 1-3 Month T-Bill ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio TIPS ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Short Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Short Term Treasury ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Intermediate Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Intermediate Term Treasury ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Long Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Long Term Treasury ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Short Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Short Term Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Intermediate Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Intermediate Term Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Long Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Long Term Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR Portfolio Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Bloomberg Barclays Convertible Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays Convertible Securities ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Mortgage Backed Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Mortgage Backed Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Portfolio Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio Aggregate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Nuveen Bloomberg Barclays Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Bloomberg Barclays International Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays International Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR(R) Bloomberg Barclays High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays High Yield Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

(the “Trust”)

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.
SPDR Portfolio High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

SPDR® Portfolio High Yield Bond ETF

(the “Fund”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, the name of the Fund’s benchmark index has changed.

Accordingly, effective immediately, all references to the name of the Fund’s benchmark index in the

Prospectus are deleted and replaced as follows:

Old Benchmark Index Name	New Benchmark Index Name
ICE BofAML US High Yield Index	ICE BofA US High Yield Index

SPDR® Series Trust

(the “Trust”)

SPDR Portfolio High Yield Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 20, 2019 to the Prospectus

dated October 31, 2019, as may supplemented from time to time

Effective immediately, each Fund is classified as a “diversified” series of the Trust.

Accordingly, effective immediately:

1. The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund is updated to remove “Non-Diversification Risk” as a principal risk of each Fund.